Condensed Financial Information of the Company (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (253,029)	$ (36,729)	¥ (54,033)	¥ (55,947)
Net cash (used in) provided by investing activities	58,965	8,559	219,010	(117,034)
Net cash (used in) provided by financing activities	211,361	30,680	(521,109)	(63,113)
Effect of exchange rate changes	(54,983)	(7,981)	109,968	(46,684)
Net decrease in cash and cash equivalents and restricted cash	(37,686)	(5,471)	(246,164)	(282,778)
Cash and cash equivalents and restricted cash, at beginning of year	39,196	5,690	285,360	568,138
Cash and cash equivalents and restricted cash, at end of year	¥ 1,510	$ 219	¥ 39,196	¥ 285,360